Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	WYTEC INTERNATIONAL, INC.
Entity Central Index Key	0001560143
Entity Tax Identification Number	46-0720717
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	19206 Huebner Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	210
City Area Code	210-233-8980
Local Phone Number	233-8980
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true